S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 19, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Set forth below is a summary of the terms and amount of the compensation received or to be received by the Sponsor and its affiliates in connection with the Business Combination or any related financing transaction, the amount of securities issued or to be issued by Enhanced Group to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

	Interest in Securities	Other Compensation
Sponsor
The Sponsor paid $25,000, or approximately $0.004 per share for its A Paradise Class B ordinary shares purchased in connection with A Paradise’s formation. The Sponsor also paid $4,000,000, or approximately $10.00 per unit for its Private Placement Units purchased in connection with the IPO. The Sponsor currently holds 400,000 Private Placement Units and 6,666,667 A Paradise Class B ordinary shares. At Closing, the Sponsor will hold a total of 7,116,667 Enhanced Group Class A common stock, consisting of such converted from (i) 6,666,667 A Paradise Class A ordinary shares from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.

At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3 million.

The Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each, to A Paradise’s three independent directors, and an aggregate of 25,000 founder shares to A Paradise’s advisor, at the consummation of an initial business combination.

Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of the initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025 no such working capital loans were outstanding.

Interest in Securities	Other Compensation

The non-voting sponsor investors had purchased, indirectly, through the purchase of non-voting interests in the Sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting Sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued Non-Voting Sponsor Shares at a nominal purchaser price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting Sponsor investors.

A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2025, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.

A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

In the case that additional A Paradise Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the IPO and related to the Closing, the ratio at which the A Paradise Class B ordinary shares convert into A Paradise Class A ordinary shares may be adjusted (unless the holders of a majority of the outstanding A Paradise Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of A Paradise Class A ordinary shares issuable upon conversion of all A Paradise Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued and outstanding upon completion of the IPO, including pursuant to the over-allotment option, plus all A Paradise Class A ordinary shares issued or deemed issued, or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with or in relation to the Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination or any private placement-equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company.

	Interest in Securities	Other Compensation

A Paradise has agreed to indemnify and hold harmless the A Paradise Indemnified Parties, in each case against any costs, expenses, damages or liabilities incurred in connection with any legal proceeding, to the fullest extent that would have been permitted under applicable law and the applicable organizational documents to indemnify such person.

Sponsor Equity Agreement
The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor a Put Option and Apeiron a Call Option, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following the Closing. These Put Option and Call Option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such Call Option and Put Option arrangements, and repayable only in very narrow circumstances.

Additionally, the Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor. The amount of the termination fee is subject to specific milestones relating to the preparation and filing of the proxy statement/registration statement for the Business Combination.

The Sponsor, A SPAC IV (Holdings) Corp., is a limited liability company incorporated in the BVI, and is controlled by Claudius Tsang, a non-U.S. person.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	The Sponsor and CCM (and its designees) have agreed to vote in favor of the Business Combination, regardless of how A Paradise public shareholders vote, pursuant to the Letter Agreement. Furthermore, the Sponsor has agreed to, among other things, vote in favor of the Business Combination Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the A Paradise Holder Support Agreement.
SPAC Sponsor, Controlling Persons [Table Text Block]	The Sponsor, A SPAC IV (Holdings) Corp., is a limited liability company incorporated in the BVI, and is controlled by Claudius Tsang, a non-U.S. person.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]
As of the Record Date, A Paradise had 20,600,000 Class A ordinary shares and 6,666,667 Class B ordinary shares issued and outstanding. Under the terms of the APAD BVI Charter, only the holders of the A Paradise Class B ordinary shares are entitled to vote on the Director Election Proposal and the Domestication Proposal. On all other matters to be voted upon, holders of A Paradise Class A ordinary shares and A Paradise Class B ordinary shares vote together as a single class. The A Paradise Class B ordinary shares will convert into A Paradise Class A ordinary shares on a 1:1 basis upon closing of the Business Combination, or earlier at the option of the holder on a one-for-one basis.

Name and address of Beneficial Owners(1)	Number of A Paradise Class B Ordinary Shares Beneficially Owned	% of A Paradise Class B Ordinary Shares	Number of A Paradise Class A Ordinary Shares Beneficially Owned	% of A Paradise Class A Ordinary Shares	Number of total outstanding A Paradise Ordinary Shares	% of total outstanding A Paradise Ordinary Shares
Directors and Executive Officers
Claudius Tsang	6,666,667	100.0%	400,000	1.9%	7,066,667	25.9%
Ashley Bancroft	—	—	—	—	—	—
Nathan Pau	—	—	—	—	—	—
Tracy Hui Yin Choi	—	—	—	—	—	—
All executive officers and directors as a group (4 individuals)	6,666,667	100.0%	400,000	1.9%	7,066,667	25.9%
5% Shareholders
A SPAC IV (Holdings) Corp. (3)	6,666,667	100.0%	400,000	1.9%	7,066,667	25.9%
Glazer Capital, LLC (4)	—	—	1,174,355	5.7%	1,174,355	4.3%
Linden Capital L.P. (5)	—	—	1,200,000	5.8%	1,200,000	4.4%
Tenor Capital Management Company, L.P. (6)	—	—	1,200,000	5.8%	1,200,000	4.4%
The Goldman Sachs Group, Inc. (7)	—	—	1,165,645	5.7%	1,165,645	4.3%
_________________
(1)Unless otherwise noted, the business address of each of the following entities or individuals is 29/F, The Sun’s Group, 200 Gloucester Road, Wan Chai, Hong Kong.
(2)A SPAC IV (Holdings) Corp. intends to transfer (i) an aggregate of 60,000 of its founder shares, or 20,000 each to our three independent non-executive directors and (ii) an aggregate of 25,000 of its founder shares to our advisor, at the consummation of an initial business combination.
(3)Shares held by the Sponsor include (i) 400,000 Class A ordinary shares underlying the A Paradise private units it holds, and (ii) 6,666,667 A Paradise Class B ordinary shares which will convert into A Paradise Class A ordinary shares upon closing of the Business Combination. The Sponsor also holds 400,000 A Paradise private placement rights, which will convert into 50,000 A Paradise Class A ordinary shares upon closing of the Business Combination. Mr. Claudius Tsang has voting and dispositive power over the securities held of record by A SPAC IV (Holdings) Corp.
(4)Pursuant to the schedule 13G filed by the reporting person dated November 13, 2025, the A Paradise Class A ordinary shares are beneficially owned by Glazer Capital. Each of Glazer Capital, LLC and Paul J. Glazer has shared power to dispose or direct the disposition of the reported A Paradise Class A ordinary shares. The address of the business office of each of the reporting persons is 250 West 55th Street, Suite 30A, New York, New York 10019.
(5)Pursuant to the schedule 13G filed by the reporting person dated August 5, 2025, the A Paradise Class A ordinary shares are beneficially owned by Linden. Linden Advisors LP is the investment manager of Linden. Linden GP LLC is the general partner of Linden and, in such capacity, may be deemed to beneficially own the shares held by Linden. Siu Min (Joe) Wong is the principal owner and controlling person of Linden Advisors LP and Linden GP LLC. In such capacities, Linden Advisors LP and Siu Min (Joe) Wong may each be deemed to beneficially own the shares held by Linden. Each of Linden, Linden Advisors LP, Linden GP LLC and Siu Min (Joe) Wong has shared power to vote, or direct the vote of, the reported A Paradise Class A ordinary shares. Each of Linden, Linden Advisors LP, Linden GP LLC and Siu Min (Joe) Wong has shared power to dispose or direct the disposition of the reported A Paradise Class A ordinary shares. The principal business address for Linden is Victoria Place, 31 Victoria Street, Hamilton HM10, Bermuda. The principal business address for each of Linden Advisors LP, Linden GP LLC and Siu Min (Joe) Wong is 590 Madison Avenue, 32nd Floor, New York, New York 10022.
(6)Pursuant to the schedule 13G filed by the reporting person dated August 4, 2025, the A Paradise Class A ordinary shares are beneficially owned by Tenor. Tenor also holds 1,200,000 A Paradise Rights, which will convert into 150,000 A Paradise Class A ordinary shares upon the consummation of the Business Combination. The Class A Ordinary Shares (the Shares) reported therein are held in the form of A Paradise Units by Master Fund. Tenor serves as the investment manager to the Master Fund. Robin Shah serves as the managing member of Tenor Management GP, LLC, the general partner of Tenor. Each of Master Fund, Tenor and Robin Shah has shared power to vote, or direct the vote of, the reported A Paradise Class A ordinary shares. Each of Master Fund, Tenor and Robin Shah has shared power to dispose or direct the disposition of the reported A Paradise Class A ordinary shares. The address of the principal business office of the reporting persons is 810 Seventh Avenue, Suite 1905, New York, NY 10019.
(7)Pursuant to the schedule 13G filed by the reporting person dated January 6, 2026, the A Paradise Class A ordinary shares are beneficially owned by Goldman Sachs & Co. LLC (“Goldman Sachs”). The Goldman Sachs Group, Inc. ("GS Group"), as a parent holding company, are owned, or may be deemed to be beneficially owned, by Goldman Sachs, a broker or dealer registered under Section 15 of the Act and an investment adviser registered under Section 203 of the Investment Advisers Act of 1940. Goldman Sachs is a subsidiary of GS Group. Each of Goldman Sachs and GS Group has shared power to dispose or direct the disposition of the reported A Paradise Class A ordinary shares. The address of the business office of each of the reporting persons is 200 West Street New York, NY 10282.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	The Sponsor, directors or executive officers or their affiliates, who own securities in A Paradise through the Sponsor have agreed to waive their redemption rights (i) in connection with the consummation of the business combination, (ii) in connection with a shareholder vote to amend the APAD BVI Charter to modify the substance or timing of A Paradise’s obligation to redeem 100% of A Paradise public shares if A Paradise does not complete its initial business combination within the Combination Period and (iii) if A Paradise fails to consummate a business combination within the Combination Period or if A Paradise liquidates prior to the expiration of the Combination Period. However, the Sponsor, directors or executive officers or their affiliates will be entitled to redemption rights with respect to any A Paradise public shares held by them if A Paradise fails to consummate a business combination or liquidate within the Combination Period. The founder shares will be excluded from the pro rata calculation used to determine the per-share redemption price.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Restrictions on transfer of securities held by Sponsor, A Paradise’s officers and directors, and their respective affiliates
Pursuant to a letter agreement entered with A Paradise, each of the Sponsor, A Paradise’s directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) six months after the completion of A Paradise’s initial business combination, or (B) the date on which the closing price of A Paradise’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after A Paradise’s initial business combination, or earlier, if, subsequent to the initial business combination, A Paradise consummates a liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	The Sponsor Claudius Tsang Nathan Pau Ashley Bancroft Tracy Hui Yin Choi
Transfers permitted (a) to A Paradise’s or CCM’s officers, directors, advisors or consultants, any affiliate or family member of any of A Paradise’s or CCM’s officers, directors, advisors or consultants, any members or partners of the Sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the Sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the period of time to consummate a Business Combination or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from the Sponsor or CCM to its respective members, partners or shareholders pursuant to the Sponsor’s or CCM’s limited liability company agreement or other charter documents;

(g) by virtue of the laws of the BVI or the Sponsor’s memorandum and articles of association (as may be amended) upon dissolution of the Sponsor or upon dissolution of CCM, (h) in the event of A Paradise’s liquidation prior to the consummation of an initial business combination; (i) in the event that, subsequent to A Paradise’s consummation of an initial business combination, A Paradise completes a liquidation, merger, share exchange or other similar transaction which results in all of A Paradise’s shareholders having the right to exchange their public shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units (including the securities underlying such units)	after the completion of A Paradise’s initial business combination	The Sponsor	Same as above.

Any units (other than the Private Placement Units), Rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or founder shares	180 days after A Paradise’s IPO	The Sponsor	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. The Sponsor, A Paradise’s officers and directors are also subject to separate transfer restrictions on their founder shares and Private Placement Units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.
In addition to the above, pursuant to the Sponsor Equity Agreement and the Business Combination Agreement, the Sponsor has agreed to the following restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares, Private Placement Units (including the securities underlying such units)
Pursuant to the Sponsor Equity Agreement, for the period that is 90 days from Closing of the Business Combination, the Sponsor shall not transfer any share of capital stock, equity or any securities of A Paradise or Enhanced without Apeiron’s written consent. Such lock-up does not permit early price-based releases.
A period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations.
		The Sponsor Claudius Tsang Nathan Pau Ashley Bancroft Tracy Hui Yin Choi	Transfers permitted to any Person beneficially owning any equity interest in the Sponsor as of November 26, 2025 and any Affiliate of the Sponsor.

SPAC Sponsor, Conflicts of Interest [Table Text Block]	In considering the recommendation of the A Paradise Board to approve the Business Combination Agreement, you should be aware that A Paradise’s executive officers, directors and the Sponsor have interests in the Business Combination that are different from, or in addition to, those of A Paradise shareholders generally, including but not limited to the following:
•Since the Sponsor’s, advisors, executive officers and directors directly or indirectly own A Paradise ordinary shares and A Paradise Rights, they may have a conflict of interest in determining whether a particular target business is appropriate for A Paradise’s initial business combination. These individuals stand to benefit financially if a transaction is completed, which may influence their judgment.
•The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor an option to require Apeiron to purchase up to 100%, and Apeiron an option to purchase, up to 100%, but no less than 78%, of the equity securities then held by the Sponsor in Enhanced Group, including the A Paradise Class B ordinary shares and the A Paradise Units, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following consummation of the Business Combination. If fully exercised, these put option and call option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such call option and put option arrangements, and repayable only in very narrow circumstances.
•Subject to the Put Option and Call Option pursuant to the Sponsor Equity Agreement, the Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each to A Paradise’s three independent directors, plus an additional 25,000 of its founder shares to A Paradise’s advisor, at the consummation of an initial business combination. If A Paradise does not complete its initial business combination, such founder shares will expire and become worthless. Accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate A Paradise’s initial business combination as such compensation will not be received unless A Paradise consummates such business combination.
•If an initial business combination is not completed within the Combination Period within which A Paradise must complete a business combination, A Paradise will be required to liquidate. In such an event:
◦6,666,667 A Paradise Class B ordinary shares held by the Sponsor, which were acquired by the Sponsor prior to A Paradise’s IPO for an aggregate purchase price of approximately $0.004 per share, or $25,000 in the aggregate, will be worthless because the Sponsor is not entitled to participate in any redemption or distribution from the Trust Account with respect to such securities. Such A Paradise Class B ordinary shares had an aggregate market value of approximately $[               ] million based on the closing price of the A Paradise Class A ordinary shares of $[               ] per share on Nasdaq as of [               ]. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the founder shares and no other consideration was paid for such agreement. Since the Sponsor, its affiliates and promoters, and its advisor, executive officers and directors will lose their entire investment in the A Paradise Class B ordinary shares if its initial business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
◦400,000 Private Placement Units purchased by the Sponsor for $4,000,000, will be worthless because the Sponsor is not entitled to participate in any redemption or distribution from the Trust Account with respect to such securities. Such Private Placement Units would have an aggregate market value of approximately $[               ] million based on the closing price of $[               ] per Unit on The Nasdaq Global Market as of [               ]. The Sponsor and A Paradise’s executive officers and directors waived their redemption rights and liquidation rights in connection with the purchase of the Private Placement Units and no other consideration was paid for such agreement. Since A Paradise’s advisor, its affiliates and promoters, and its executive officers and directors will lose their entire investment in the Private Placement Units if A Paradise’s initial business combination with Enhanced or another business combination is not completed, a conflict of interest may arise in determining whether a particular business combination target is appropriate for A Paradise’s initial business combination.
•The Sponsor, its affiliates and its advisor, directors and executive officers will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to public shareholders rather than to liquidate. The Sponsor and its affiliates, and its advisor, directors and executive officers will retain 7,116,667 ordinary shares upon consummation of the Business Combination, representing ownership interest of approximately 5.8% in Enhanced Group, assuming maximum redemption by public shareholders. Such ordinary shares had an aggregate market value of approximately $[               ], based on the closing price of the A Paradise Class A ordinary shares of $[               ] per share on Nasdaq on [               ].
•The Sponsor and its affiliates can earn a positive rate of return on their investment, even if other A Paradise shareholders experience a negative rate of return in Enhanced Group following the Business Combination. For example, if the share price of the Enhanced Group common stock declined to $5.00 per share after the close of the business combination, A Paradise’s public shareholders who purchased shares in A Paradise’s initial public offering, would have a loss of $5.00 per share, while the Sponsor would have a gain of approximately $4.996 per share because it acquired the founder shares for a nominal amount.
•The Sponsor may make loans from time to time to A Paradise to fund certain capital requirements. If the Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be converted into Units, at the price of $10.00 per Unit at the option of the lender. Such Units would be identical to the Private Placement Units. If A Paradise does not complete the Business Combination within the required period, it may use a portion of its working capital held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the Business Combination is not consummated and another business combination is not otherwise completed, a conflict of interest may arise as the Working Capital Loans may not be repaid except to the extent there are funds available to A Paradise outside of the Trust Account. As of December 31, 2025, no such Working Capital Loans were outstanding.
•In the event the Sponsor or members of A Paradise’s management team provide loans to A Paradise to finance transaction costs and/or incur expenses on A Paradise’s behalf in connection with the Business Combination, such persons may have a conflict of interest in determining whether the target business is an appropriate business with which to effectuate the Business Combination as such loans may not be repaid and/or such expenses may not be reimbursed unless A Paradise consummates the Business Combination. As of December 31, 2025, there were no loans outstanding.
•In connection with the Closing, there may be payment by A Paradise to the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team, for a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the Closing. If A Paradise agrees to pay the Sponsor, executive officers, directors or advisors, or a member of A Paradise’s management team a finder’s fee, advisory fee, consulting fee or success fee in connection with the Closing, such persons may have a conflict of interest in determining whether the target business is appropriate because any such fee would be payable only upon the Closing. As of December 31, 2025, there are no finder’s, advisory or success fees payable in connection with the Closing.
•If A Paradise is unable to complete an initial business combination within the required time period, the Sponsor may be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or claims of vendors or other entities that are owed money by A Paradise for services rendered or contracted for A Paradise. If A Paradise consummates an initial business combination, on the other hand, Enhanced Group will be liable for all such claims.
•A Paradise’s executive officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such executive officers and directors was included by a target business as a condition to any agreement with respect to A Paradise’s initial business combination.
•The Sponsor and A Paradise’s executive officers and directors and their affiliates are entitled to reimbursement of reasonable out-of-pocket expenses incurred by them in connection with certain activities on A Paradise’s behalf, such as identifying and investigating possible business targets and business combinations. Unless A Paradise consummates its initial business combination, its executive officers, directors and Insiders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the Trust Account and the amount of interest income from the Trust Account that may be released to A Paradise as working capital. If the proposed Business Combination is not completed within the Combination Period, they will not have any claim against the Trust Account for reimbursement. Accordingly, A Paradise may not be able to reimburse these expenses, and the Sponsor and A Paradise’s executive officers and directors and their affiliates will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceeded the amount of their working capital if the Business Combination or another business combination is not completed within the Combination Period. As of the date of this proxy statement/prospectus, the Sponsor and A Paradise’s executive officers and directors and their affiliates do not have any unpaid reimbursable expenses.
•The Business Combination Agreement provides for the continued indemnification of A Paradise’s current directors and executive officers.
•The exercise of A Paradise’s directors’ and executive officers’ discretion in agreeing to changes or waivers in the terms of the transaction may result in a conflict of interest when determining whether such changes or waivers are appropriate and in A Paradise shareholders’ best interests.
•None of A Paradise’s executive officers or directors is required to commit his or her full time to A Paradise’s affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. A Paradise does not intend to have any full-time employees prior to the completion of A Paradise’s initial business combination. Each of A Paradise’s executive officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and A Paradise’s executive officers are not obligated to contribute any specific number of hours per week to A Paradise’s affairs.
•A Paradise’s executive officers and directors may have a consulting relationship with other corporations and may have a conflict of interest including but not limited to allocating his or her time among various business activities.
•In the course of their other business activities, A Paradise’s executive officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to A Paradise as well as the other entities with which they are affiliated. A Paradise’s management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.
•The fact that the Sponsor, directors, or executive officers or their affiliates have agreed to vote their A Paradise ordinary shares in favor of the Business Combination. See the section entitled, “Summary of the Proxy Statement/Prospectus—Interests of A Paradise’s Directors and Executive Officers in the Business Combination” for a discussion of these considerations.
•Pursuant to the Registration Rights Agreement to be entered into at Closing in substitution for the Original Registration Rights Agreement, the Sponsor and A Paradise’s independent directors will have customary registration rights, including demand and piggy-back rights with respect to the shares of Enhanced Group Class A common stock held by such parties following the consummation of the Business Combination.
•The Proposed Certificate of Formation will contain a provision expressly electing that Enhanced Group will not be governed by section 21.606 of the TBOC, and therefore, Enhanced Group will not be subject to section 21.606 of the TBOC.
•Pursuant to the Sponsor Equity Agreement, the Sponsor has agreed that for the period that is 90 days from Closing of the Business Combination, it shall not transfer any Enhanced Group Class A common stock without Apeiron’s written consent. In addition, a condition to Closing under the Business Combination Agreement requires that the Sponsor deliver to Enhanced, at the Closing, an executed copy of the Insider Letter Amendment, which shall, among other things, (a) provide for an express exception to the restrictions on the transfer therein for the transfer of securities contemplated by the Sponsor Equity Agreement and (b) extend the lockup period therein with respect to the Sponsor’s equity securities for a period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading-days within any 30-trading-day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations.
As a result of and upon the effective time of the Business Combination, among other things, each of the then-issued and outstanding A Paradise Class B ordinary shares will convert automatically, on a one-for-one basis, into a share of Enhanced Group Class A common stock. Certain conflicts of interest arise as a result of this differential between the aggregate investment of the Sponsor and its directors, as compared to A Paradise public shareholders; for more information, see “Risk Factors—Risks Related to the Business Combination and A Paradise—Since the Sponsor and A Paradise’s directors and executive officers have interests that are different, or in addition to (and which may conflict with), the interests of our shareholders, a conflict of interest may have existed in determining whether the Business Combination with Enhanced is appropriate as our initial business combination. Such interests include the fact that the Sponsor will lose its entire investment in A Paradise if our business combination is not completed within the Combination Period. Accordingly, the Sponsor, and executive officers and directors may be incentivized to complete the Business Combination, even on terms less favorable to the A Paradise shareholders, instead of liquidating A Paradise.”
The foregoing interests present a risk that the Sponsor and A Paradise’s officers and directors, and their affiliates will benefit from the completion of a business combination, including in a manner that may not be aligned with the holders of A Paradise public shares. As such, the Sponsor and A Paradise’s officers and directors may be incentivized to complete a business combination with a less favorable target company or on terms less favorable to holders of A Paradise public shares rather than to liquidate.
The conflicts described above may not be resolved in our favor. See the section entitled “Risk Factors – Risks Related to the Business Combination and A Paradise—The exercise of A Paradise’s directors’ and executive officers’ discretion in agreeing to changes or waivers in the terms of the Business Combination may result in a conflict of interest when determining whether such changes to the terms of the Business Combination or waivers of conditions are appropriate and in A Paradise’s shareholders’ best interest” for details on conflicts of interest.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Under BVI law, directors and officers owe the following fiduciary duties:
•duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
•duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
•directors should not improperly fetter the exercise of future discretion;
•duty to exercise powers fairly as between different classes of shareholders;
•duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
•duty to exercise independent judgment.
In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.
As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the Amended and Restated Memorandum and Articles of Association or alternatively by shareholder approval at general meetings. The Sponsor and its affiliate(s) as well as each of A Paradise’s directors and officers presently have, and in the future any of the Sponsor and its affiliate(s), A Paradise’s directors and officers may have additional fiduciary or contractual obligations to other entities pursuant to which such Sponsor, affiliate(s), officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under BVI law, if any of A Paradise’s officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to A Paradise if such entity rejects the opportunity.
The APAD BVI Charter provides that, subject to his or her fiduciary duties under BVI law, A Paradise renounces its interest or expectancy in any corporate opportunity offered to any officer or director unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one A Paradise is legally and contractually permitted to complete on a reasonable basis. Each of A Paradise’s directors considered the potential conflicts of interest arising from their personal circumstances, existing fiduciary obligations, and other factors. No director of A Paradise disclosed any pre-existing relationship with Enhanced. A Paradise believes that the potential conflict of interest relating to the waiver of the corporate opportunities doctrine in the APAD BVI Charter did not impact its search for an acquisition target and that A Paradise was not prevented from reviewing any opportunities as a result of such waiver. Additionally, A SPAC III Acquisition Corp., another special purpose acquisition company that Mr. Claudius Tsang acts as a director, the CEO and the CFO, had entered into a Business Combination Agreement on May 23, 2025, which included an exclusivity clause. For a summary of the entities to which A Paradise’s executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships, see “Summary of the Proxy Statement/Prospectus—Interests of A Paradise’s Directors and Executive Officers in the Business Combination”.
A Paradise is not prohibited from pursuing an initial business combination with a company that is affiliated with its Sponsor, officers or directors. In the event that A Paradise seeks to complete its initial business combination with such a company or the A Paradise Board cannot independently determine the fair market value of the target business or businesses, A Paradise, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions or from an independent accounting firm, that such an initial business combination is fair to A Paradise from a financial point of view.
When you consider the recommendation of the A Paradise Board in favor of adoption of the Business Combination and the related Proposals, you should keep in mind that the Sponsor and A Paradise’s directors and officers have interests in the Business Combination that are different from, or in addition to, your interests as a shareholder generally, including but not limited to the following:
None of A Paradise’s officers or directors is required to commit his or her full time to A Paradise’s affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. A Paradise does not intend to have any full-time employees prior to the completion of its initial business combination. Each of A Paradise’s officers is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and A Paradise’s officers are not obligated to contribute any specific number of hours per week to A Paradise’s affairs.